Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Fair Value Amounts of Derivative Instruments
The following table summarizes the fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2017 and 2016:

	Derivatives in Asset Positions Fair value		Derivatives in Liability Positions Fair value
(in thousands)	2017	2016	2017	2016
Derivative instruments designated as hedges
Interest rate contracts	$2,409	$6,655	$(28,942)	$—
Total derivative instruments designated as hedges	$2,409	$6,655	$(28,942)	$—
Undesignated derivative instruments
Call spread overlay	$223,164	$185,750	$(224,286)	$(187,546)
Foreign exchange contracts	7,480	3,154	(2,424)	(6,089)
Total derivative instruments	$230,644	$188,904	$(226,710)	$(193,635)

Summary of the Classification of Gains and Losses on Derivative Instruments
The following tables summarize the classification and gains and losses on derivative instruments for the years ended December 31, 2017, 2016 and 2015:

Year-Ended December 31, 2017 (in thousands)	Gain/(loss) recognized in AOCI	Location of gain/loss in income statement	(Gain) loss reclassified from AOCI into income	Gain (loss) recognized in income
Non-derivative instruments
Net investment hedge	$(19,757)	Other expense, net	$—	n/a

Cash flow hedges
Interest rate contracts	$(30,310)	Other expense, net	$26,136	n/a

Fair value hedges
Interest rate contracts	$—	Other expense, net	$—	$(2,199)

Undesignated derivative instruments
Call spread overlay	n/a	Other expense, net	n/a	$1,573
Foreign exchange contracts	n/a	Other expense, net	n/a	11,813
				$13,386

Year-Ended December 31, 2016 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Gain (loss) recognized in income
Cash flow hedges
Interest rate contracts	$(3,969)	Other expense, net	$(6,228)	n/a

Fair value hedges
Interest rate contracts	$—	Other expense, net	$—	$(1,930)

Undesignated derivative instruments
Call spread overlay	n/a	Other expense, net	n/a	$118
Foreign exchange contracts	n/a	Other expense, net	n/a	(6,072)
				$(5,954)

Year-Ended December 31, 2015 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Gain (loss) recognized in income
Cash flow hedges
Interest rate contracts	$5,337	Other expense, net	$(5,273)	n/a

Fair value hedges
Interest rate contracts	$—	Other expense, net	$—	$1,691

Undesignated derivative instruments
Call spread overlay	n/a	Other expense, net	n/a	$(171)
Foreign exchange contracts	n/a	Other expense, net	n/a	$21,434
				$21,263